Trade and Other Receivables - Summary of Changes in the Allowance for Expected Credit Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	₱ 16,825
Balances at end of the year	14,447	₱ 16,825
Trade and Other Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	16,251	16,904
Provisions and other adjustments	3,737	6,446
Reclassifications and reversals	7	5
Write-offs	(6,183)	(7,087)
Translation adjustments	23	(17)
Balances at end of the year	13,835	16,251
Trade and Other Receivables [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	3,960	1,763
Provisions and other adjustments		3,464
Reversal of provisions	(898)
Reclassifications and reversals	(6)	(1,213)
Write-offs	(35)	(40)
Translation adjustments	17	(14)
Balances at end of the year	3,038	3,960
Trade and Other Receivables [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	12,291	15,141
Provisions and other adjustments	4,635	2,982
Reclassifications and reversals	13	1,218
Write-offs	(6,148)	(7,047)
Translation adjustments	6	(3)
Balances at end of the year	10,797	12,291
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	2,433	926
Provisions and other adjustments		2,387
Reversal of provisions	(820)
Reclassifications and reversals	(5)	(840)
Write-offs	(35)	(40)
Balances at end of the year	1,573	2,433
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	7,557	9,766
Provisions and other adjustments	3,516	2,550
Reclassifications and reversals	86	1,015
Write-offs	(4,693)	(5,774)
Balances at end of the year	6,466	7,557
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	1,380	732
Provisions and other adjustments		1,020
Reversal of provisions	(18)
Reclassifications and reversals	(1)	(358)
Translation adjustments	17	(14)
Balances at end of the year	1,378	1,380
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	3,478	3,870
Provisions and other adjustments	1,045	438
Reclassifications and reversals	(31)	324
Write-offs	(1,168)	(1,151)
Translation adjustments	6	(3)
Balances at end of the year	3,330	3,478
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	9	3
Provisions and other adjustments		6
Reversal of provisions	(9)
Balances at end of the year		9
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	227	374
Provisions and other adjustments	4
Reversal of provisions		(20)
Reclassifications and reversals	(12)	(111)
Write-offs	(98)	(16)
Balances at end of the year	121	227
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	3	4
Reversal of provisions	(3)	(1)
Balances at end of the year		3
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	58	86
Provisions and other adjustments	8
Reversal of provisions		(3)
Reclassifications and reversals		(4)
Write-offs	(52)	(21)
Balances at end of the year	14	58
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	135	98
Provisions and other adjustments		52
Reversal of provisions	(48)
Reclassifications and reversals		(15)
Balances at end of the year	87	135
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	971	1,045
Provisions and other adjustments	62	17
Reclassifications and reversals	(30)	(6)
Write-offs	(137)	(85)
Balances at end of the year	₱ 866	₱ 971